Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2018	Nov. 13, 2018
Document And Entity Information
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		0
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018